Flow-through Share Premium Liability	12 Months Ended
Dec. 31, 2021
Flow-through Share Premium Liability
Flow-through Share Liability
Note 12: Flow-through share premium liability

Flow-through shares are issued at a premium, calculated as the difference between the price of a flow-through share and the price of a common share at that date. Tax deductions generated by eligible expenditures are passed through to the shareholders of the flow-through shares once the eligible expenditures are incurred and renounced. In July 2020, in response to the economic impact of COVID-19, the Government of Canada extended the timelines for eligible expenditures from 24 to 36 months.

As a result of the acquisition of Eastmain in October 2020 (note 6), the Company assumed a flow-through share premium liability of $590, representing the remaining expenditures to be incurred on the Quebec projects before December 31, 2022, and which was renounced to investors in December 2020.

In September 2020, the Company completed an equity financing by raising $23,000 through the issuance of 7,750,000 subscription receipts (the “September 2020 Offering”); gross proceeds were held in escrow until the completion of the October 2020 Transaction on October 9, 2020. Out of the subscription receipts sold, 5,000,000 were flow-through receipts for gross proceeds of $17,500 and were exchanged for Fury Gold common shares designated as flow-through shares, while 2,750,000 subscription receipts were sold as non-flow-through for gross proceeds of $5,500 and exchanged for Fury Gold common shares. The flow-through proceeds will be used for mineral exploration in Quebec. The Company is committed to incur the remaining exploration expenditures of $7,290 (December 31, 2020 – $17,500) before December 31, 2022, which was renounced to investors in December 2020.

The flow-through share funding and expenditures along with the corresponding impact on the flow-through share premium liability were as follows:

	Flow-through funding and expenditures			Flow-through
	Quebec	Nunavut	Total	premium liability
Balance at December 31, 2019	$-	$24	$24	$7
Flow-through liability assumed	2,391	-	2,391	590
Flow-through funds raised	17,500	-	17,500	7,500
Flow-through eligible expenditures	(1,812)	(24)	(1,836)	(453)
Balance at December 31, 2020	$18,079	$-	$18,079	$7,644
Flow-through eligible expenditures	(10,789)	-	(10,789)	(4,520)
Balance at December 31, 2021	$7,290	$-	$7,290	$3,124